Fair value of financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Fair value of financial assets and liabilities
Financial assets held for trading	R$ 52,439,576		R$ 84,873,663	R$ 50,536,731
Debt instruments	34,879,681		59,994,946	25,193,598
Equity instruments	489,770		398,461	404,973
Derivatives	17,070,125		24,480,256	24,938,160
Financial assets designated at fair value through profit or loss	1,692,057		1,711,204	2,080,234
Debt instruments	1,658,689		1,668,749	1,506,570
Equity instruments	33,368		42,455	573,664
Financial assets - available-for-sale	85,823,384		57,815,045	68,265,606
Debt instruments	84,716,747		55,829,572	67,103,274
Equity instruments	1,106,637		1,985,473	1,162,332
Hedging derivatives (assets)	192,763		222,717	1,312,202
Financial liabilities held for trading	49,322,546		51,619,869	42,387,768
Derivatives	16,514,154		19,925,600	22,340,137
Short positions	32,808,392		31,694,269	20,047,631
Hedging derivatives (liabilities)	163,332		311,015	2,376,822
Level 1
Fair value of financial assets and liabilities
Financial assets held for trading	34,380,542	[1]	59,410,908	24,952,744
Debt instruments	33,891,360	[1]	59,034,363	24,579,100
Equity instruments	489,182	[1]	376,545	373,644
Derivatives	0	[1]	0	0
Financial assets designated at fair value through profit or loss	1,593,951	[1]	1,597,660	1,420,332
Debt instruments	1,593,951	[1]	1,592,714	1,420,332
Equity instruments	0	[1]	4,946	0
Financial assets - available-for-sale	79,301,016	[1]	51,160,044	56,497,320
Debt instruments	78,335,629	[1]	50,172,609	56,250,013
Equity instruments	965,387	[1]	987,435	247,307
Hedging derivatives (assets)	0	[1]	0	0
Financial liabilities held for trading	32,808,392	[1]	31,694,269	20,047,631
Derivatives	0	[1]	0	0
Short positions	32,808,392	[1]	31,694,269	20,047,631
Hedging derivatives (liabilities)	0	[1]	0	0
Level 2
Fair value of financial assets and liabilities
Financial assets held for trading	18,059,034	[1]	25,462,755	25,583,987
Debt instruments	988,321	[1]	960,583	614,498
Equity instruments	588	[1]	21,916	31,329
Derivatives	17,070,125	[1]	24,480,256	24,938,160
Financial assets designated at fair value through profit or loss	64,738	[1]	76,035	86,238
Debt instruments	64,738	[1]	76,035	86,238
Equity instruments	0	[1]	0	0
Financial assets - available-for-sale	6,382,225	[1]	5,703,389	10,910,469
Debt instruments	6,381,118	[1]	5,656,963	10,853,261
Equity instruments	1,107	[1]	46,426	57,208
Hedging derivatives (assets)	192,763	[1]	222,717	1,312,202
Financial liabilities held for trading	16,514,154	[1]	19,925,600	22,340,137
Derivatives	16,514,154	[1]	19,925,600	22,340,137
Short positions	0	[1]	0	0
Hedging derivatives (liabilities)	163,332	[1]	311,015	2,376,822
Level 3
Fair value of financial assets and liabilities
Financial assets held for trading	0		0	0
Debt instruments	0		0	0
Equity instruments	0		0	0
Derivatives	0		0	0
Financial assets designated at fair value through profit or loss	33,368		37,509	573,664
Debt instruments	0		0	0
Equity instruments	33,368		37,509	573,664
Financial assets - available-for-sale	140,143		951,612	857,817
Debt instruments	0		0	0
Equity instruments	140,143		951,612	857,817
Hedging derivatives (assets)	0		0	0
Financial liabilities held for trading	0		0	0
Derivatives	0		0	0
Short positions	0		0	0
Hedging derivatives (liabilities)	R$ 0		R$ 0	R$ 0

[1]	There was no transfer between levels 1 and 2.